FAIR VALUE MEASUREMENT - Schedule of Changes in Fair Value of the Company's SEPA Liability (Details) - SEPA Liability [Member] - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	$ 0	$ 0
Fair value at issuance	3,582,724	3,582,724
Common stock issued	(545,309)	(545,309)
Change in fair value	260,507	260,507
Fair value ending	$ 3,297,922	$ 3,297,922